Consolidated statement of profit or loss and other comprehensive income	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 8,054,528
Product manufacturing and operating costs (exclusive of depreciation presented separately)	(2,817,269)
Administrative and other expenses	(18,863,896)
Depreciation and amortisation expenses	(4,740,135)
Research and development costs	(5,750,574)
Share based compensation	(5,621,959)
Employee benefits expense	(20,339,880)
Borrowing costs	(2,864,102)
Foreign currency gain (loss)	1,359,857
Gain on fair value of derivative financial instruments	1,525,320
Other income, net	3,609,900
Loss before income tax (expense) benefit	(46,448,210)
Income tax benefit (expense)	199,949
Net loss	(46,248,261)
Other comprehensive loss, net of tax
Foreign currency translation of foreign operations	(1,489,976)
Total comprehensive loss	$ (47,738,237)
Net loss per share attributable to the ordinary equity holders - basic | $ / shares	$ (0.09)
Net loss per share attributable to the ordinary equity holders - diluted | $ / shares	$ (0.09)
Weighted average shares outstanding - basic | shares	487,474,460
Weighted average shares outstanding - diluted | shares	487,474,460